Certain Balance Sheet Items (Details) - Schedule of other current assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Prepaid services	$ 1,037	$ 421	$ 23
Prepaid insurance	484	158	184
Transition service agreement, related party		115	345
Deferred cost – service contracts		99	118
Other	103	14
Total other current assets	$ 1,686	$ 807	$ 670